Retirement Benefit Schemes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 GBP (£) RetirementBenefitArrangement	Dec. 31, 2018 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Number of retirement benefit arrangements operated by the Group's subsidiary undertakings | | RetirementBenefitArrangement	190
Description of basis of valuation of assets available for benefits	It is Group policy that all schemes are formally valued at least every three years.
Percentage of principal schemes to total defined benefit schemes	95.00%
Description of basis of valuation of defined benefit schemes	For unfunded schemes in the US, UK and Canada, 40% of the liabilities reported at year-end are expected to be settled by the Group within 10 years, 28% between 10 and 20 years, 18% between 20 and 30 years, and 14% thereafter
Employee benefit costs, in respect of settlements, past service costs and defined contribution costs reported as part of restructuring costs	£ 16,000,000	£ 3,000,000
Percentage of scheme liabilities relate to guaranteed benefits	95.00%	95.00%
Increase of actuarial assumption	£ 387,000,000
Decrease of actuarial assumption	£ (385,000,000)
United States
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	2.50%	2.50%
Rate of increase in salaries (%)	3.40%	3.90%
Discount rate (%)	3.30%	4.30%
United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	3.00%	3.20%
Rate of increase in salaries (%)	3.00%	3.20%
Discount rate (%)	2.00%	2.90%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	0.40%	1.10%
Rate of increase in salaries (%)	0.60%	1.70%
Discount rate (%)	0.30%	1.30%
Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	2.00%	2.00%
Rate of increase in salaries (%)	3.00%	3.00%
Discount rate (%)	3.00%	3.80%
All Other Countries | Bottom of Range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)	0.00%	0.50%
Discount rate (%)	0.00%	0.60%
All Other Countries | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)	5.00%	6.30%
Discount rate (%)	11.70%	7.60%
Funded Retirement Benefit
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions	£ 82,000,000
Company contributions to pension schemes, 2020	80,000,000
Pension Schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions	0
Company contributions to pension schemes, 2020	£ 0
Percentage of unfunded benefit schemes	32.00%	32.00%
Pension Schemes | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions	£ 12,000,000	£ 12,000,000
Company contributions to pension schemes, 2020	12,000,000
Contributions to be paid to meet cost of future benefit accruals	£ 18,000,000
Threshold percentage of fund until which additional annual contribution payable	110.00%
Threshold percentage of fund value to be released earlier by negotiation	115.00%
Maximum charge to secure total contributions payable over the Group's Head Office	£ 150,000,000
Year in which charge is due to be released	2039
Amount of transfer of assets held by fund	£ 3,400,000
Loss recognised through other comprehensive income on revaluation of insurance asset	£ 691,000,000
Percentage of return-seeking assets scheme	30.00%
Percentage of risk-reducing assets scheme	70.00%
Ultimate target to invest in risk reducing asset	100.00%
Percentage of unfunded benefit schemes	50.00%	48.00%
Pension Schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2020	£ 17,000,000
Company contributions to pension schemes, 2021	30,000,000
Company contributions to pension schemes. 2022	30,000,000
Company contributions to pension schemes, 2023	30,000,000
Company contributions to pension schemes, 2024	30,000,000
Pension Schemes | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2020	24,000,000
Company contributions to pension schemes, 2021	10,000,000
Company contributions to pension schemes. 2022	10,000,000
Company contributions to pension schemes, 2023	10,000,000
Company contributions to pension schemes, 2024	10,000,000
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Increase of actuarial assumption	42,000,000
Decrease of actuarial assumption	£ (36,000,000)
Healthcare Schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes	86.00%	87.00%
General inflation (%)	6.50%	6.50%
Healthcare Schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)	5.00%	5.00%
Administration Costs
Disclosure Of Defined Benefit Plans [Line Items]
Current service costs	£ 21,000,000	£ 16,000,000